LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 03, 2021 USD ($)
Long-term debt
Senior notes redeemable period by issuer				5 years
Net proceeds from issuance of senior notes				$ 1,986.8	$ 790.7
Senior Note 5.000% July 2022
Long-term debt
Principal amount							$ 800.0
Annual nominal interest rate (in percentage)							5.00%
Senior Note 5.375% June 2024
Long-term debt
Principal amount						$ 600.0
Annual nominal interest rate (in percentage)				5.375%		5.375%
Senior Note 5.625% June 2025
Long-term debt
Principal amount				$ 400.0
Annual nominal interest rate (in percentage)				5.625%		5.625%
Senior Note 5.750% January 2026
Long-term debt
Principal amount				$ 375.0
Annual nominal interest rate (in percentage)				5.75%		5.75%
5.125% Senior Notes due 2027
Long-term debt
Principal amount						$ 600.0
Annual nominal interest rate (in percentage)				5.125%		5.125%
Senior Note 4.500% January 2030
Long-term debt
Principal amount				$ 800.0
Annual nominal interest rate (in percentage)				4.50%		4.50%
Senior Note 3.125% January 2031
Long-term debt
Principal amount				$ 650.0
Annual nominal interest rate (in percentage)				3.125%		3.125%
Net proceeds from issuance of senior notes			$ 644.0
Financing costs			$ 6.0
Senior Note 3.625% June 2028
Long-term debt
Principal amount				$ 750.0
Annual nominal interest rate (in percentage)				3.625%		3.625%
Net proceeds from issuance of senior notes	$ 743.2
Financing costs	$ 6.8
Senior Note 3.625% June 2029
Long-term debt
Principal amount						$ 500.0
Annual nominal interest rate (in percentage)				3.625%		3.625%
Net proceeds from issuance of senior notes		$ 599.6
Financing costs		$ 5.8